Financial Instruments - Narrative (Details) - Oil liquefiedNaturalGasTon in Thousands	Dec. 31, 2018 liquefiedNaturalGasTon $ / barrel
Derivative [Line Items]
Derivative floor price (in usd per barrel) | $ / barrel	60.00
Tons of liquefied natural gas	1,200
Tons of liquefied natural gas, capacity	1,440
Tons of liquefied natural gas linked to TTF index	200